LONG TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF FUTURE DEBT MATURITIES

At December 31, 2024, the future debt maturities are as follows:

For Year Ended December 31,
2025	$-
2026	2,813
2027	98,342
Total debt	101,155
Less: Estimated interest paid-in-kind	(15,243)
Total debt	85,912
Less: Unamortized debt issuance costs	(56,266)
Total carrying amount	29,646
Less: Current portion of debt	$-
Total long-term debt	$29,646